Goodwill and Other Intangible Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 3,274.0	$ 3,274.0
Drilling contract intangible assets, Gross Carrying Amount	209.0	209.0	209.0
Intangible Assets, Accumulated Amortization [Roll Forward]
Balance, beginning of period	(88.3)	(36.4)
Amortization	(42.3)	(51.9)
Balance, end of period	(130.6)	(88.3)
Intangible Assets, Net Carrying Amount [Roll Forward]
Balance, beginning of period	120.7	172.6
Amortization	(42.3)	(51.9)
Balance, end of period	78.4	120.7
Drilling contract intangible liabilities, Gross Carrying Amount	278.0	278.0	278.0
Intangible Liabilities, Accumulated Amortization [Roll Forward]
Balance, beginning of period	(160.0)	(92.8)
Amortization	(48.9)	(67.2)
Balance, end of period	(208.9)	(160.0)
Intangible Liabilities, Net Carrying Amount [Roll Forward]
Balance, beginning of period	118.0	185.2
Amortization	(48.9)	(67.2)
Balance, end of period	69.1	118.0
Finite-Lived Intangible Assets, Net, Amortization Income (Expense), Fiscal Year Maturity [Abstract]
2014	(4.3)
2015	(4.5)
2016	(0.8)
2017	0.3
Total	(9.3)
Floaters [Member]
Goodwill [Line Items]
Goodwill	3,081.4
Jackups [Member]
Goodwill [Line Items]
Goodwill	$ 192.6